INVENTORIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current inventories	$ 2,713	$ 3,454
Noncurrent inventories	2,098	2,098
Inventories-by balance sheet presentation	4,811	5,552
Uranium concentrates
Statement [Line Items]
Inventories-by balance sheet presentation		451
Inventory of ore in stockpiles
Statement [Line Items]
Noncurrent inventories	2,098	2,098
Mine and mill supplies
Statement [Line Items]
Inventories-by balance sheet presentation	$ 2,713	$ 3,003